Commitments and Contingencies - Liquidity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Net income (loss)	$ 90,982	$ (148,986)	$ (57,747)
Net operating cash flow	984,017	383,306	182,135
Working capital deficit	213,100
Current portion of long-term debt	261,366	523,312
Teekay LNG
Debt Instrument [Line Items]
Net income (loss)	$ 97,312	$ 164,604	$ 76,875